Submission	Nov. 13, 2026
Submission [Line Items]
Central Index Key	0001590717
Registrant Name	CareTrust REIT, Inc.
Registration File Number	333-293536
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES